BORROWINGS (Tables)	12 Months Ended
Mar. 31, 2024
Debt Disclosure [Abstract]
SCHEDULE OF SHORT-TERM AND LONG-TERM BORROWINGS FROM COMMERCIAL BANKS OR OTHER INSTITUTIONS

The following table presents short-term and long-term borrowings from commercial banks or other institutions as of March 31, 2023 and 2024.

Funding Partners	Terms	Rate	March 31, 2023	March 31, 2024
			RMB	RMB
Short-term borrowing from related party (Note 14)	within 12 months	6%	-	7,000
Short-term borrowing from third parties	within 12 months	4%-10%	20,000	71,181
			20,000	78,181

Current portion of long-term borrowings			-	291,950
Non-current portion of long-term borrowings			291,950	-
Long-term borrowings	2 years, due in December 2024	5%	291,950	291,950